Commitments and Contingent Liability (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingent Liability [Abstract]
Grants received during period from Israel's Office of the Chief Scientist		$ 3.2	$ 2.6	$ 1.7
The maximum repayment percentage of grants received from the Office of the Chief Scientist that the company must pay if manufacturing activities are performed outside of Israel	300.00%
The maximum repayment percentage of grants received from the Office of the Chief Scientist that the company must pay if manufacturing activities are performed within Israel	150.00%
Decrease in royalty commitment during the period	(0.2)
Approximate amount of royalty commitment	$ 16.5